RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS - Merger agreement commitment (Details)	6 Months Ended
Jun. 30, 2022
RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS
Percentage of share capital held in Escrow by Altshuler Shaham Trusts Ltd.	40.00%